Consoliodated Statements of Changes in Shareholders’ Equity - USD ($)	Shares Class A	Shares Class B		Subscription Receivable	Additional paid-in capital	Retained earnings	Statutory reserve	Accumulated other Comprehensive losses	Total
Balance at Dec. 31, 2022	$ 500	$ 500		$ (1,000)	$ 169,600	$ 831,166		$ (31,998)	$ 968,768
Balance (in Shares) at Dec. 31, 2022	12,500,000	12,500,000	[1]
Net income for the financial year						239,288			239,288
Appropriation to statutory reserve						(23,929)	23,929
Foreign currency translation adjustments								2,935	2,935
Balance at Dec. 31, 2023	$ 500	$ 500		(1,000)	169,600	1,046,525	23,929	(29,063)	1,210,991
Balance (in Shares) at Dec. 31, 2023	12,500,000	12,500,000	[1]
Net income for the financial year						779,278			779,278
Appropriation to statutory reserve						(77,928)	77,928
Foreign currency translation adjustments								(90,068)	(90,068)
Balance at Dec. 31, 2024	$ 500	$ 500		(1,000)	169,600	1,747,875	101,857	(119,131)	1,900,201
Balance (in Shares) at Dec. 31, 2024	12,500,000	12,500,000	[1]
Net income for the financial year						609,382			609,382
Issuance of new shares at May 28, 2025	$ 116				1,085,644				1,085,760
Issuance of new shares at May 28, 2025 (in Shares)	2,900,000		[1]
Issuance of new shares at June 24, 2025	$ 99	$ 80			(179)
Issuance of new shares at June 24, 2025 (in Shares)	2,464,000	2,000,000	[1]
Issuance of new shares at 21 October, 2025	$ 70				6,212,008				6,212,078
Issuance of new shares at 21 October, 2025 (in Shares)	1,750,000
Issuance of new shares of 29 October, 2025	$ 10				960,968				960,978
Issuance of new shares of 29 October, 2025 (in Shares)	262,500
Deferred IPO costs					(910,512)				(910,512)
Contribution from shareholders				1,000					1,000
Appropriation to statutory reserve						(60,938)	60,938
Foreign currency translation adjustments								9,004	9,004
Balance at Dec. 31, 2025	$ 795	$ 580			$ 7,517,529	$ 2,296,319	$ 162,795	$ (110,127)	$ 9,867,891
Balance (in Shares) at Dec. 31, 2025	19,876,500	14,500,000	[1]

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation (Note 13).